Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 72,641	$ 66,434
Additional dividends proposed	(7,178)	(6,864)
Transfer to reserves	130	10,137
Dividends	(4,147)	2,934
Ending balance	61,446	72,641
Legal [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,846	11,574
Transfer to reserves		1,272
Ending balance	12,846	12,846
Research Development Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,397	3,281
Transfer to reserves		116
Ending balance	3,397	3,397
Capital Remuneration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,428
Additional dividends proposed	(4,244)
Transfer to reserves		8,428
Dividends	(4,184)
Ending balance		8,428
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,998	1,677
Transfer to reserves	130	321
Ending balance	2,128	1,998
Profit Retention [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	43,038	43,038
Dividends	(1,440)
Ending balance	41,598	43,038
Additional Dividends Proposed [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,934	6,864
Additional dividends proposed	(2,934)	(6,864)
Dividends	1,477	2,934
Ending balance	$ 1,477	$ 2,934